Business Combinations And Other Acquisitions (Acquisition Of Coal Property) (Narrative) (Details) (USD $)			1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012 Daviess And McLean Counties In Kentucky [Member]	Sep. 30, 2012 Daviess And McLean Counties In Kentucky [Member]	Dec. 31, 2013 Daviess And McLean Counties In Kentucky [Member] T	Dec. 31, 2012 Daviess And McLean Counties In Kentucky [Member]	Jun. 30, 2012 Daviess And McLean Counties In Kentucky [Member]	Aug. 31, 2011 Sands Hill [Member] T	Jun. 30, 2011 Randolph And Upshur Counties In West Virginia [Member] acre	Dec. 31, 2013 Randolph And Upshur Counties In West Virginia [Member] T
Business Acquisition [Line Items]
Acquisition of mineral rights			$ 1,500,000	$ 1,600,000		$ 400,000		$ 2,500,000	$ 7,500,000
Contingent additional payments			3,000,000
Accrued expenses	20,567,000	22,178,000					2,000,000
Potential payment not recorded as currently not probable							$ 1,000,000
Coal tonnage					32,600,000			2,500,000		8,200,000
Net acreage									32,600